Business Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2013		Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2012		Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 Segment		Dec. 31, 2012		Dec. 31, 2011
Business Segments
Number of Reportable Segments											4
Segment Reporting Information [Line Items]
Revenues	$ 3,466.9		$ 3,191.8	$ 3,240.1	$ 3,191.5	$ 3,259.3		$ 3,085.7	$ 3,108.1	$ 3,056.8	$ 13,090.3		$ 12,509.9		$ 11,558.8
Cost of revenues charges											(28.6)		(55.6)		(72.6)
Selling, general and administrative charges, net											(73.5)		(12.5)		(61.5)
Restructuring and other costs, net											(77.7)		(82.1)		(96.5)
Amortization of acquisition-related intangible assets											(763.1)		(747.6)		(647.9)
Operating Income											1,609.6		1,482.1		1,250.8
Other expense, net											(290.1)		(212.7)		(118.0)
Income from Continuing Operations Before Income Taxes											1,319.5		1,269.4		1,132.8
Depreciation											236.8		236.1		211.7
Total Assets	31,863.4					27,444.6					31,863.4		27,444.6		26,833.7
Capital Expenditures											282.4		315.1		260.9
Life Sciences Solutions [Member]
Segment Reporting Information [Line Items]
Cost of revenues charges													(0.7)		(1.0)
Selling, general and administrative charges, net											(51.7)
Restructuring and other costs, net											(4.4)		(7.8)		(9.8)
Total Assets	1,115.5					1,115.6					1,115.5		1,115.6		1,029.9
Capital Expenditures											19.3		26.9		20.6
Analytical Instruments [Member]
Segment Reporting Information [Line Items]
Cost of revenues charges											(2.9)		(0.4)		(29.1)
Selling, general and administrative charges, net											(0.6)		0.1		(34.5)
Restructuring and other costs, net											(20.9)		(32.8)		(42.2)
Total Assets	4,321.4					4,304.9					4,321.4		4,304.9		4,817.4
Capital Expenditures											33.5		42.0		45.9
Specialty Diagnostics [Member]
Segment Reporting Information [Line Items]
Cost of revenues charges											(24.9)		(52.8)		(39.0)
Selling, general and administrative charges, net											(12.9)		(13.7)		(24.0)
Restructuring and other costs, net											(24.2)		(15.0)		(8.4)
Total Assets	9,086.0					9,841.0					9,086.0		9,841.0		8,319.6
Capital Expenditures											77.9		97.6		63.2
Laboratory Products and Services [Member]
Segment Reporting Information [Line Items]
Cost of revenues charges											(0.8)		(1.7)		(3.5)
Selling, general and administrative charges, net													0.9		0
Restructuring and other costs, net											(25.2)		(25.5)		(34.0)
Total Assets	11,523.5					11,531.5					11,523.5		11,531.5		11,129.4
Capital Expenditures											94.7		112.6		118.7
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total Assets	5,817.0	[1]				651.6	[1]				5,817.0	[1]	651.6	[1]	1,537.4	[1]
Capital Expenditures											57.0		36.0		12.5
Total Reportable Segments [Member]
Segment Reporting Information [Line Items]
Operating Income											2,552.5	[2]	2,379.9	[2]	2,129.3	[2]
Total Reportable Segments [Member] | Life Sciences Solutions [Member]
Segment Reporting Information [Line Items]
Revenues											712.5		658.8		608.4
Operating Income											169.7	[2]	154.8	[2]	132.6	[2]
Depreciation											17.1		16.8		16.0
Total Reportable Segments [Member] | Analytical Instruments [Member]
Segment Reporting Information [Line Items]
Revenues											3,154.2		3,114.7		2,885.7
Operating Income											558.7	[2]	554.6	[2]	525.7	[2]
Depreciation											41.2		42.5		39.0
Total Reportable Segments [Member] | Specialty Diagnostics [Member]
Segment Reporting Information [Line Items]
Revenues											3,191.7		2,961.5		2,470.1
Operating Income											863.7	[2]	758.1	[2]	595.3	[2]
Depreciation											73.9		72.9		50.0
Total Reportable Segments [Member] | Laboratory Products and Services [Member]
Segment Reporting Information [Line Items]
Revenues											6,398.8		6,102.8		5,884.1
Operating Income											960.4	[2]	912.4	[2]	875.7	[2]
Depreciation											104.6		103.9		106.7
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues											(366.9)		(327.9)		(289.5)
Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Cost of revenues charges											(28.6)		(55.6)		(72.6)
Selling, general and administrative charges, net											(73.5)		(12.5)		(61.5)
Restructuring and other costs, net											(77.7)		(82.1)		(96.5)
Amortization of acquisition-related intangible assets											$ (763.1)		$ (747.6)		$ (647.9)

[1]	Corporate assets consist primarily of cash and cash equivalents, short-term investments, property and equipment at the company's corporate offices and assets of the discontinued operations.
[2]
Represents operating income before certain charges to cost of revenues and selling, general and administrative expenses; restructuring and other costs, net; and amortization of acquisition-related intangibles.